As filed with the Securities and Exchange Commission on November 28, 2007
                                                  Commission File Nos. 333-70472
                                                                       811-08664

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                 --------------

                                    FORM N-4
                                 --------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                | |

Post-Effective Amendment No. 45            |X|

                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 137                          |X|

                                 --------------
                      JACKSON NATIONAL SEPARATE ACCOUNT - I
                           (Exact Name of Registrant)
                                 --------------

                     JACKSON NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                    1 Corporate Way, Lansing, Michigan 48951
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (517) 381-5500

                              Thomas J. Meyer, Esq.
              Senior Vice President, Secretary and General Counsel
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951
                     (Name and Address of Agent for Service)

                                    Copy to:

                            Anthony L. Dowling, Esq.
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951


It is proposed that this filing will become effective:

___  immediately upon filing pursuant to paragraph (b)
_X_  on December 3, 2007, pursuant to paragraph (b)
___  60 days after filing pursuant to paragraph (a)(1)
___  on [date] pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts.

This Amendment to the Registration Statement on Form N-4 (the "Registration Statement") is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended. This Amendment is being filed to describe in a supplement certain changes made to the Prospectus, dated April 30, 2007, for the Fifth Third Perspective Fixed and Variable Annuity, which was filed with the Commission on April 25, 2007, as part of Post-Effective Amendment No. 37 to the Registration Statement, and further amended by Post-Effective Amendment Nos. 39, 40, and 44, which were filed with the Commission on June 1, 2007, July 13, 2007 and November 28, 2007, respectively. Accordingly, this Amendment does not otherwise delete, amend or supercede any other prospectus, Statement of Additional Information, exhibit, undertaking, or other information contained in the Registration Statement.

                        SUPPLEMENT DATED DECEMBER 3, 2007
                   TO THE PROSPECTUS DATED APRIL 30, 2007 FOR

                             FIFTH THIRD PERSPECTIVE

              ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY(R)
                  THROUGH JACKSON NATIONAL SEPARATE ACCOUNT - I

THIS SUPPLEMENT UPDATES THE PROSPECTUS. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------

*Six new Investment Divisions of the Separate Account are available, each of which invests in the following funds - all Class A shares.

         JNL SERIES TRUST

         JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND
         JNL/S&P COMPETITIVE ADVANTAGE FUND
         JNL/S&P DIVIDEND INCOME & GROWTH FUND
         JNL/S&P INTRINSIC VALUE FUND
         JNL/S&P TOTAL YIELD FUND
         JNL/S&P 4 FUND

*Also please note the following merger.

         JNL SERIES TRUST

         JNL/Putnam Midcap Growth Fund merged into the JNL/FI Mid-Cap Equity
         Fund

*Also please note the following name changes.

         JNL SERIES TRUST

         JNL/AIM INTERNATIONAL GROWTH FUND (FORMERLY JNL/JPMORGAN INTERNATIONAL
           EQUITY FUND)
         JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND (FORMERLY JNL/FI
           BALANCED FUND)
         JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND
           (FORMERLY JNL/SELECT GLOBAL GROWTH FUND)
         JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND (FORMERLY JNL/SELECT
           LARGE CAP GROWTH FUND)
         JNL/JPMORGAN MIDCAP GROWTH FUND (FORMERLY JNL/FI MID-CAP EQUITY FUND) JNL/PPM AMERICA CORE EQUITY FUND (FORMERLY JNL/PUTNAM EQUITY FUND)

         JNL VARIABLE FUND LLC

         JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 25 FUND (FORMERLY JNL/MELLON
           CAPITAL MANAGEMENT NASDAQ(R) 15 FUND)
         JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 30 FUND (FORMERLY
           JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 25 FUND)

MORE INFORMATION ABOUT THE ABOVE CHANGES IS AVAILABLE IN THE RESPECTIVE PROSPECTUSES (AND SUPPLEMENTS) OF THE JNL SERIES TRUST AND THE JNL VARIABLE FUND LLC.

--------------------------------------------------------------------------------
*Under FEES AND EXPENSES TABLES, under Owner Transaction Expenses, please replace the first bullet with the following.

          o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

*Also under FEES AND EXPENSES TABLES, under "Optional Endorsements," please replace paragraph (a) of footnote 12 with the following.

         (a) Is the Roll-up Component and generally equals all premiums you have paid; PLUS any Contract Enhancements; MINUS an adjustment for any withdrawals; compounded at an annual interest rate of 5% from the Issue Date until the earlier of the Annuitant's 80th birthday or the exercise date of the GMIB; and

*Also under FEES AND EXPENSES TABLES, under Fund Operating Expenses, please replace the entire fee table and corresponding footnotes with the following.


                   FUND OPERATING EXPENSES
            (AS AN ANNUAL PERCENTAGE OF THE FUND'S AVERAGE DAILY NET
                           ASSETS) ACQUIRED
                                                             MANAGEMENT                                   FUND FEES       ANNUAL
                                                                and          SERVICE         OTHER      AND EXPENSES     OPERATING
                          FUND NAME                         ADMIN FEE A    (12B-1) FEE    EXPENSES B          C          EXPENSES
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/AIM International Growth                                 0.82%           0.20%         0.01%          0.00%          1.03%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/AIM Large Cap Growth                                     0.80%           0.20%         0.00%          0.01%          1.01%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/AIM Real Estate                                          0.82%           0.20%         0.00%          0.01%          1.03%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/AIM Small Cap Growth                                     0.95%           0.20%         0.01%          0.00%          1.16%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/Capital Guardian Global Balanced                         0.80%           0.20%         0.02%          0.00%          1.02%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/Capital Guardian Global Diversified Research             0.90%           0.20%         0.01%          0.00%          1.11%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/Capital Guardian International Small Cap                 1.10%           0.20%         0.01%          0.00%          1.31%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/Capital Guardian U.S. Growth Equity                      0.80%           0.20%         0.00%          0.00%          1.00%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/Credit Suisse Global Natural Resources                   0.85%           0.20%         0.01%          0.00%          1.06%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/Credit Suisse Long/Short                                 1.00%           0.20%         0.50% D        0.00%          1.70%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/Eagle Core Equity                                        0.73%           0.20%         0.00%          0.01%          0.94%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/Eagle SmallCap Equity                                    0.83%           0.20%         0.01%          0.01%          1.05%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/Franklin Templeton Founding Strategy                     0.05%           0.00%         0.01%          1.09% E        1.15%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/Franklin Templeton Global Growth                         0.90%           0.20%         0.01%          0.00%          1.11%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/Franklin Templeton Income                                0.90%           0.20%         0.00%          0.00%          1.10%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/Franklin Templeton Mutual Shares                         0.85%           0.20%         0.01%          0.00%          1.06%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/Franklin Templeton Small Cap Value                       0.95%           0.20%         0.01%          0.03%          1.19%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/Goldman Sachs Core Plus Bond                             0.70%           0.20%         0.00%          0.00%          0.90%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/Goldman Sachs Mid Cap Value                              0.84%           0.20%         0.01%          0.01%          1.06%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/Goldman Sachs Short Duration Bond                        0.54%           0.20%         0.00%          0.00%          0.74%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/JPMorgan International Value                             0.83%           0.20%         0.00%          0.01%          1.04%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/JPMorgan MidCap Growth                                   0.80%           0.20%         0.01%          0.01%          1.02%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/JPMorgan U.S. Government & Quality Bond                  0.58%           0.20%         0.01%          0.00%          0.79%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/Lazard Emerging Markets                                  1.15%           0.20%         0.00%          0.02%          1.37%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/Lazard Mid Cap Value                                     0.82%           0.20%         0.01%          0.01%          1.04%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/Lazard Small Cap Value                                   0.85%           0.20%         0.01%          0.01%          1.07%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/Mellon Capital Management S&P 500 Index                  0.39%           0.20%         0.01%          0.01%          0.61%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/Mellon Capital Management S&P 400 MidCap Index           0.39%           0.20%         0.02%          0.01%          0.62%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/Mellon Capital Management Small Cap Index                0.39%           0.20%         0.01%          0.01%          0.61%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/Mellon Capital Management International Index            0.45%           0.20%         0.01%          0.01%          0.67%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/Mellon Capital Management Bond Index                     0.40%           0.20%         0.01%          0.00%          0.61%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index   0.59%           0.20%         0.01%            0.01%        0.81%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/Mellon Capital Management Index 5                        0.05%           0.00%         0.01%          0.62% E        0.68%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/Mellon Capital Management 10 x 10                        0.05%           0.00%         0.01%          0.64% E        0.70%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/Oppenheimer Global Growth                                0.85%           0.20%         0.01%          0.00%          1.06%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/PIMCO Real Return                                        0.60%           0.20%         0.01%          0.00%          0.81%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/PIMCO Total Return Bond                                  0.60%           0.20%         0.01%          0.00%          0.81%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/PPM America Core Equity                                  0.75%           0.20%         0.01%          0.00%          0.96%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/PPM America High Yield Bond                              0.57%           0.20%         0.01%          0.00%          0.78%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/PPM America Value Equity                                 0.65%           0.20%         0.00%          0.00%          0.85%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/Select Balanced                                          0.58%           0.20%         0.01%          0.01%          0.80%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/Select Money Market                                      0.38%           0.20%         0.01%          0.00%          0.59%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/Select Value                                             0.64%           0.20%         0.00%          0.01%          0.85%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/T. Rowe Price Established Growth                         0.70%           0.20%         0.00%          0.00%          0.90%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/T. Rowe Price Mid-Cap Growth                             0.81%           0.20%         0.01%          0.00%          1.02%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/T. Rowe Price Value                                      0.75%           0.20%         0.01%          0.00%          0.96%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/S&P Managed Conservative                                 0.18%           0.00%         0.01%          0.83% F        1.02%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/S&P Managed Moderate                                     0.18%           0.00%         0.01%          0.87% F        1.06%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/S&P Managed Moderate Growth                              0.16%           0.00%         0.00%          0.92% F        1.08%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/S&P Managed Growth                                       0.15%           0.00%         0.01%          0.96% F        1.12%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/S&P Managed Aggressive Growth                            0.17%           0.00%         0.00%          0.99% F        1.16%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/S&P Competitive Advantage                                0.50%           0.20%         0.01%          0.00%          0.71%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/S&P Dividend Income & Growth                             0.50%           0.20%         0.01%          0.00%          0.71%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/S&P Intrinsic Value                                      0.50%           0.20%         0.01%          0.00%          0.71%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/S&P Total Yield                                          0.50%           0.20%         0.01%          0.00%          0.71%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/S&P 4                                                    0.05%           0.00%         0.01%          0.71% E        0.77%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/Mellon Capital Management DowSM 10                       0.44%           0.20%         0.03%          0.00%          0.67%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/Mellon Capital Management S&P(R) 10                      0.44%           0.20%         0.01%          0.00%          0.65%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/Mellon Capital Management Global 15                      0.49%           0.20%         0.01%          0.00%          0.70%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/Mellon Capital Management Nasdaq(R) 25                   0.52%           0.20%         0.04%          0.00%          0.76%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/Mellon Capital Management Value Line(R) 30               0.44%           0.20%         0.15%          0.00%          0.79%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/Mellon Capital Management DowSM Dividend                 0.47%           0.20%         0.03%          0.01%          0.71%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/Mellon Capital Management S&P(R) 24                      0.52%           0.20%         0.02%          0.01%          0.75%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/Mellon Capital Management 25                             0.44%           0.20%         0.01%          0.00%          0.65%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/Mellon Capital Management Select Small-Cap               0.44%           0.20%         0.01%          0.00%          0.65%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/Mellon Capital Management JNL 5                          0.43%           0.20%         0.01%          0.00%          0.64%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/Mellon Capital Management VIP                            0.45%           0.20%         0.04%          0.00%          0.69%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/Mellon Capital Management JNL Optimized 5                0.51%           0.20%         0.05%          0.01%          0.77%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/Mellon Capital Management S&P(R) SMid 60                 0.52%           0.20%         0.02%          0.00%          0.74%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/Mellon Capital Management NYSE(R) International 25       0.57%           0.20%         0.05%          0.00%          0.82%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/Mellon Capital Management Communications Sector          0.52%           0.20%         0.03%          0.00%          0.75%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/Mellon Capital Management Consumer Brands Sector         0.52%           0.20%         0.03%          0.00%          0.75%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/Mellon Capital Management Financial Sector               0.52%           0.20%         0.03%          0.00%          0.75%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/Mellon Capital Management Healthcare Sector              0.50%           0.20%         0.03%          0.00%          0.73%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/Mellon Capital Management Oil & Gas Sector               0.45%           0.20%         0.03%          0.00%          0.68%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------
JNL/Mellon Capital Management Technology Sector              0.52%           0.20%         0.03%          0.00%          0.75%
---------------------------------------------------------- --------------- ------------- -------------- -------------- -------------

A    Certain   Funds  pay  Jackson   National   Asset   Management,   LLC,   the
     Administrator, an administrative fee for certain services provided to the Fund by the Administrator.

     The JNL/AIM International Growth Fund, the JNL/Capital Guardian International Small Cap Fund, the JNL/Capital Guardian Global Diversified Research Fund, the JNL/Capital Guardian Global Balanced Fund, the JNL/Credit Suisse Global Natural Resources Fund, the JNL/Credit Suisse Long/Short Fund, the JNL/Franklin Templeton Global Growth Fund, the JNL/JPMorgan International Value Fund, the JNL/Lazard Emerging Markets Fund, the JNL/Oppenheimer Global Growth Fund, and all of the JNL/Mellon Capital Management Funds EXCEPT the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management Small Cap Index Fund, the JNL/Mellon Capital Management Bond Index Fund, the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, and the JNL/Mellon Capital Management NYSE(R) International 25 Fund pay an administrative fee of 0.15%.

     The JNL/Mellon Capital Management Global 15 Fund and the JNL/Mellon Capital Management NYSE(R) International 25 Fund pay an administrative fee of 0.20%.

     The JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, and all of the JNL/S&P Funds EXCEPT the JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, the JNL/S&P Intrinsic Value Fund, and the JNL/S&P Total Yield Fund pay an administrative fee of 0.05%.

     All other Funds pay an administrative fee of 0.10%.

     The Management and  Administrative  Fee and the Annual  Operating  Expenses
     columns  in  this  table   reflect   the   inclusion   of  any   applicable
     administrative fee.

B Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees/Managers and of independent legal counsel to the disinterested Trustees/Managers.

C ACQUIRED FUND FEES AND EXPENSES. The expenses shown represent the Funds' pro rata share of fees and expenses of investing in mutual funds, including money market funds used for purposes of investing available cash balances.

D Amount includes the estimated costs associated with the Fund's short sales on equity securities. The percentage shown represents estimates for the Fund's initial year of operations and assumes that the Fund maintains short equity positions of approximately 20% of its net assets. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. Dividend expense on short sales is estimated to be 0.37% of the 0.50%. In addition, the Fund will incur fees in connection with the borrowing of securities in order to effect the short sale transactions, which is estimated to be 0.12% of the 0.50%. The Fund's actual dividend expenses paid and stock loan fees on securities sold short may be significantly higher or lower than the estimates above due to, among other factors, the actual extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.

E Amounts are based on the target allocations to underlying funds. Actual amounts may be higher or lower than those shown above.

F Amounts are based on the allocations to underlying funds during the year ended December 31, 2006. Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

--------------------------------------------------------------------------------
*Under INVESTMENT DIVISIONS, with the JNL Series Trust, please add the following information about the newly available funds.


         JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND
              Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

                  Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of non-U.S. issuers (including
                  ADRs and other U.S. registered securities) and securities whose principal markets are outside the U.S. with market capitalization of between $50 million and $2 billion at the time of purchase.

         JNL/S&P COMPETITIVE ADVANTAGE FUND
              Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and
              Mellon Capital Management Corporation)

                  Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500 that are, in the opinion of Standard & Poor's
                  Investment Advisory Services LLC ("SPIAS"), profitable, predominantly higher-quality, and larger capitalization companies. In selecting the companies, SPIAS looks for companies, which are in the top decile by return on invested capital with the lowest market-to-book multiples.

         JNL/S&P DIVIDEND INCOME & GROWTH FUND
              Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and
              Mellon Capital Management Corporation)

                  Seeks primarily capital appreciation with a secondary focus on current income by investing approximately equal amounts in the common stock of the 30 companies, that have the highest indicated annual dividend yields ("Dividend Yield") within their sector. The three stocks with the highest Dividend
                  Yield, are selected from each of 10 economic sectors in the S&P 500.

         JNL/S&P INTRINSIC VALUE FUND
              Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and
              Mellon Capital Management Corporation)

                  Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500, excluding financial companies, that are, in the opinion of Standard & Poor's Investment Advisory Services LLC
                  ("SPIAS"), larger, predominantly higher-quality companies with strong free cash flows and low external financing needs.

         JNL/S&P TOTAL YIELD FUND
              Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and
              Mellon Capital Management Corporation)

                  Seeks capital appreciation by investing approximately equal amounts in the common stock of the 30 companies that have the highest S&P Total Yield (a broad measure of cash returned to shareholders and bondholders). Standard & Poor's Investment
                  Advisory Services LLC ("SPIAS") seeks companies that are significantly reducing their debt burden and/or increasing their equity distributions.

         JNL/S&P 4 FUND
              Jackson National Asset Management, LLC

                  Seeks capital appreciation by investing in a combination of mutual funds ("Underlying Funds") on a fixed percentage basis.
                  The Fund seeks to achieve its objective by making initial allocations of its assets and cash flows to the following four
                  Underlying Funds (Class A) on each Stock Selection Date:

                  >> 25% in JNL/S&P Competitive Advantage Fund; and
                  >> 25% in JNL/S&P Dividend Income & Growth Fund; and
                  >> 25% in JNL/S&P Intrinsic Value Fund; and
                  >> 25% in JNL/S&P Total Yield Fund.

*Also under INVESTMENT DIVISIONS, with the JNL Series Trust, please replace the fund objectives for funds that have new sub-advisors with the following.

         JNL/AIM INTERNATIONAL GROWTH FUND
              Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

                  Seeks long-term growth of capital by investing in a diversified portfolio of reasonably priced, quality international equity securities whose issuers are considered by the Fund's portfolio managers to have strong fundamentals and/or accelerating earnings growth.

         JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND
              Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

                  Seeks income and capital growth, consistent with reasonable risk via balanced accomplishment of long-term growth of capital, current income, and conservation of principal through investments in stocks and fixed-income securities of U.S. and non-U.S. issuers. The Fund's neutral position is a 65%/35% blend of equities and fixed-income, but may allocate 55% to 75% to equities and 25% to 45% to fixed-income.

         JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND
              Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

                  Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks and preferred shares (or securities convertible or exchangeable into such securities) of companies with market capitalization greater than $1 billion at the time of purchase.

         JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND
              Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

                  Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S. (including ADRs and other U.S. registered foreign securities). The Fund normally will invest in common stocks (or securities convertible or exchangeable into common stocks) of companies with market capitalization greater than $1.5 billion at the time of purchase.

         JNL/JPMORGAN MIDCAP GROWTH FUND
              Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

                  Seeks capital growth over the long-term by investing primarily in common stocks of mid-cap companies which its sub-adviser, J.P. Morgan Investment Management Inc. ("JPMorgan"), believes are capable of achieving sustained growth. Under normal circumstances, the Fund invests at least 80% of its assets
                  (net assets plus the amount of any borrowings for investment purposes) in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase.

         JNL/PPM AMERICA CORE EQUITY FUND
              Jackson National Asset Management, LLC (and PPM America, Inc.)

                  Seeks long-term capital growth by investing primarily in a diversified portfolio of equity securities of domestic, large-capitalization companies. At least 80% of its assets
                  (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities.

*Also under INVESTMENT DIVISIONS, with the JNL Variable Fund LLC, please replace the fund objectives for funds that had a name change as follows.

         JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 25 FUND
              Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

                  Seeks total return by investing in the common stocks of companies that are expected to have a potential for capital appreciation by investing in common stocks of 25 companies selected from stocks included in the Nasdaq-100 Index(R).

         JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 30 FUND
              Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

                  Seeks capital appreciation by investing in 30 of the 100 common stocks that Value Line(R) gives a #1 ranking for TimelinessTM.

*Also under INVESTMENT DIVISIONS, under JNL Variable Fund LLC, please replace the corresponding fund objectives with the following.

         JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND
              Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

                  Seeks to provide the potential for an above-average total return by investing approximately equal amounts in the common stock of the 25 companies included in the Dow Jones Select
                  Dividend IndexSM which have the best overall ranking on both the change in return on assets of the last fiscal year compared to the prior year and price-to-book on each "Stock
                  Selection Date."

         JNL/MELLON CAPITAL MANAGEMENT S&P(R) 24 FUND
              Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

                  Seeks total return through capital appreciation by investing in the common stocks of companies that have the potential for capital appreciation by investing in common stocks of 24 companies selected from a subset of stocks included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500
                  Index(R)").

         JNL/MELLON CAPITAL MANAGEMENT 25 FUND
              Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

                  Seeks total return through a combination of capital appreciation and dividend income by investing the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange ("NYSE").

         JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND
              Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

                  Seeks total return through capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of common stocks of 100 small capitalization ("small cap") companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange ("NYSE"), the American
                  Stock Exchange ("AMEX") or The Nasdaq Stock Market ("Nasdaq"), on each Stock Selection Date.

         JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND
              Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

                  Seeks total return through a combination of capital appreciation and dividend income by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

                  >> 20% in the DowSM 10 Strategy, a dividend yielding strategy;
                  >> 20% in the S&P(R) 10 Strategy, a blended valuation-momentum strategy;
                  >> 20% in the Global 15 Strategy, a dividend yielding strategy;
                  >> 20% in the 25 Strategy, a dividend yielding strategy and
                  >> 20% in the Select Small-Cap Strategy, a small capitalization strategy.

         JNL/MELLON CAPITAL MANAGEMENT VIP FUND
              Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

                  Seeks total return by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies:

                  >> The DowSM Core 5 Strategy;
                  >> The European 20 Strategy;
                  >> The Nasdaq(R) 25 Strategy;
                  >> The S&P 24 Strategy;
                  >> The Select Small-Cap Strategy; and
                  >> The Value Line(R) 30 Strategy.

         JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND
              Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

                  Seeks total return by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies:

                  >> 25% in the Nasdaq(R) 25 Strategy;
                  >> 25% in the Value Line(R) 30 Strategy;
                  >> 24% in the European 20 Strategy;
                  >> 14% in the Global 15 Strategy; and
                  >> 12% in the 25 Strategy.

         JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND
              Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

                  Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S.
                  Telecommunications Index.

         JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND
              Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

                  Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S.
                  Consumer Services Index.

         JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND
              Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

                  Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S.
                  Financial Index.

         JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND
              Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

                  Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S.
                  Healthcare Index.

         JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND
              Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

                  Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Oil
                  & Gas Index.

         JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND
              Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

                  Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S.
                  Technology Index.

--------------------------------------------------------------------------------
*Under CONTRACT CHARGES, with the subsection entitled "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("AutoGuard 5") Charge," please replace the eighth sentence with the following.

         Similarly, the charge is prorated upon termination of the endorsement.

--------------------------------------------------------------------------------
*Under TAXES, with the subsection entitled "Owner Control," please replace the second sentence of the second paragraph with the following.

         The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 76 Investment Divisions and at least one Fixed Account Option, although a Contract Owner's Contract Value can be allocated to no more than 18 fixed and variable options at any one time.

--------------------------------------------------------------------------------
*Under OTHER INFORMATION, with the subsection entitled "Free Look," please replace the second sentence of the second paragraph with the following.

         We will determine the Contract Value in the Investment Divisions as of the date we receive the Contract or the date you return it to the selling agent.

--------------------------------------------------------------------------------
*Immediately following the PRIVACY POLICY section, please replace the second paragraph with the following.

         "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)" "Standard & Poor's 500," "Standard & Poor's MidCap 400 Index," "500," "Standard & Poor's MidCap 400" and "S&P MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company ("Jackson"). The JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management S&P(R) 10 Fund, the JNL/Mellon Capital Management S&P(R) SMid 60 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management S&P(R) 24 Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in these Funds. Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P. S&P typically receives license fees from the issuers of such fund, some of which may be based on the amount of assets invested in the fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

*Also immediately following the PRIVACY POLICY section, after the third paragraph please insert the following.

         JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell"). Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

         Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

         Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

--------------------------------------------------------------------------------
*Under APPENDIX F, please delete the fourth to the last paragraph in its entirety.

*Also under APPENDIX F, please add the following.

         Effective December 3, 2007, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change):


                    JNL/JPMorgan International Equity Fund TO JNL/AIM International Growth Fund
                         JNL/FI Balanced Fund TO JNL/Capital Guardian Global Balanced Fund
              JNL/Select Global Growth Fund TO JNL/Capital Guardian Global Diversified Research Fund
                 JNL/Select Large Cap Growth Fund TO JNL/Capital Guardian U.S. Growth Equity Fund
                            JNL/Putnam Equity Fund TO JNL/PPM America Core Equity Fund
          JNL/Mellon Capital Management Nasdaq(R) 15 Fund TO JNL/Mellon Capital Management Nasdaq(R) 25 Fund
      JNL/Mellon Capital Management Value Line(R) 25 Fund TO JNL/Mellon Capital Management Value Line(R) 30 Fund

         Effective December 3, 2007 the following mergers took place among the divisions:

         JNL/Putnam Midcap Growth Fund MERGED INTO JNL/FI Mid-Cap Equity Fund and the name of the fund changed TO JNL/JPMorgan MidCap Growth Fund

         Also effective December 3, 2007, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet: JNL/Capital Guardian International Small Cap Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Intrinsic Value Fund, JNL/S&P Total Yield Fund, and JNL/S&P 4 Fund.







(To be used with FVC4224FT 05/07)

                                                                     V6193 12/07

PART C.  OTHER INFORMATION

Item 24. Financial Statements and Exhibits

        (a) Financial Statements:

                  (1)  Financial statements and schedules included in Part A:

                             Not Applicable

                  (2) Financial statements and schedules included in Part B - incorporated by reference to Registrant's Post-
                       Effective Amendment No. 44, filed on November 28, 2007 (File Nos. 333-70472 and 811-08664):

                       Jackson National Separate Account - I:

                             Report of Independent Registered Public Accounting
                               Firm
                             Statements of Assets and Liabilities as of
                               December 31, 2006
                             Statements of Operations for the period ended
                               December 31, 2006
                             Statement of Changes in Net Assets for the Periods
                               Ended December 31, 2006 and 2005
                             Notes to Financial Statements

                       Jackson National Life Insurance Company:

                             Report of Independent Registered Public Accounting
                               Firm
                             Consolidated Balance Sheets as of December 31,
                               2006 and 2005
                             Consolidated Income Statements for the years ended
                               December 31, 2006, 2005, and 2004
                             Consolidated Statements of Stockholder's Equity and
                               Comprehensive Income for the years ended
                               December 31, 2006, 2005, and 2004
                             Consolidated Statements of Cash Flows for the years
                               ended December 31, 2006, 2005, and 2004
                             Notes to Consolidated Financial Statements

Item 24.(b)        Exhibits

Exhibit      Description
No.

1. Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to the Registrant's Post-Effective Amendment No. 9 filed on April 21, 1999 (File Nos. 033-82080 and 811-08664).

2.           Not Applicable

3.a. General Distributor Agreement dated May 24, 1995, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

b. General Distributor Agreement dated June 30, 1998, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

c. Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70472 and 811-08664).

d. Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

4.a. Specimen of the Perspective II Fixed and Variable Annuity Contract, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

b. Specimen of Tax Sheltered Annuity Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

c. Specimen of Retirement Plan Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

d. Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

e. Specimen of Roth IRA Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

f. Specimen of Earnings Protection Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

g. Specimen of 5% Compounded Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

h. Specimen of Combination Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

i. Specimen of Maximum Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

j. Specimen of 20% Additional Free Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

k. Specimen of Five-Year Withdrawal Charge Schedule Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

l. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

m. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-8664).

n. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

o. Specimen of 5% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

p. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

q. Specimen of Preselected Death Benefit Option Election Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

r. Specimen of Reduced Administration Charge Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-08664).

s. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-08664).

t. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-08664).

u. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-08664).

v. Specimen of Guaranteed Minimum Withdrawal Benefit endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-70472 and 811-08664).

w. Specimen of Fixed Account Options Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-70472 and 811-08664).

x. Specimen of Maximum Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

y. Specimen of 5% Compounded Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-8664).

z. Specimen of Combination Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

aa. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

bb. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-8664).

cc. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

dd. Specimen of 4% Compounded Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

ee. Specimen of Combination Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

ff. Specimen of 3 Year Withdrawal Charge Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

gg. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 9 filed on February 27, 2004 (File Nos. 333-70472 and 811-08664).

hh. Specimen of the Perspective II Fixed and Variable Annuity contract, incorporated by reference to the Registrant's Post-Effective Amendment No. 9 filed on February 27, 2004 (File Nos. 333-70472 and 811-08664).

ii. Specimen of the Perspective II Fixed and Variable Annuity contract, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

jj. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

kk. Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

ll. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

mm. Specimen of 4% Roll-Up Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

nn. Specimen of Combination 4% Roll-up and Highest Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

oo. Specimen of 5% Roll-Up Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

pp. Specimen of Combination 5% Roll-up and Highest Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

qq. Specimen of Highest Anniversary Value Death Benefit, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

rr. Specimen of 5 Year Withdrawal Charge Schedule, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

ss. Specimen of 3 Year Withdrawal Charge Schedule, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

tt. Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

uu. Specimen of Roth IRA Endorsement, incorporated by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

vv. Specimen of Charitable Remainder Trust Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment filed on December 23, 2004 (File Nos. 333-11368 and 811-08664).

ww. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on December 30, 2004 (File Nos. 333-121777 and 811-08664).

xx. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119656 and 811-08664).

yy. Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 17 filed on June 20, 2005 (File Nos. 333-70472 and 811-08664).

zz. Specimen of 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 17 filed on June 20, 2005 (File Nos. 333-70472 and 811-08664).

aaa. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

bbb. Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

ccc. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

ddd. Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

eee. Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and Annual Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

fff. Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and 5-Year Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

ggg. Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

hhh. Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and 5-Year Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

iii. Specimen of 5% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 26 filed on June 23, 2006 (File Nos. 333-70472 and 811-08664).

jjj. Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 26 filed on June 23, 2006 (File Nos. 333-70472 and 811-08664).

kkk. Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and 5-Year Step-Up, incorporated by reference to the Registrant's Post-Effective Amendment No. 26 filed on June 23,
             2006 (File Nos. 333-70472 and 811-08664).

lll. Specimen of 4% Roll-Up Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 30, 2004 (File Nos. 333-119427 and 811-08664).

mmm. Specimen of Combination 4% Roll-up and Highest Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 30, 2004 (File Nos. 333-119427 and 811-08664).

nnn. Specimen of Highest Anniversary Value Death Benefit, incorporated by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

ooo. Specimen of the Combination 5% Roll-Up and Highest Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 32 filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

ppp. Specimen of the 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

qqq. Specimen of the 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

rrr. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

sss. Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

ttt. Specimen of the Guaranteed Minimum Accumulation Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

uuu. Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2007
             (File Nos. 333-70472 and 811-08664).

vvv. Specimen of the 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

www. Specimen of the 7% Guaranteed Minimum Withdrawal Benefit With 5 Year Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

xxx. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41 filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

yyy. Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41 filed on August 23, 2006 (File Nos. 333-70472 and 811-08664).

zzz. Specimen of 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41 filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

aaaa. Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41 filed on
             August 23, 2007 (File Nos. 333-70472 and 811-08664).

bbbb. Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41 filed on August 23, 2006 (File Nos. 333-70472 and 811-08664).

cccc. Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41 filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

dddd. Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41 filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

5.a. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

b. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 5 filed on May 1, 2003 (File Nos. 333-70472 and 811-08664).

c. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

d. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 9 filed on February 27, 2004 (File Nos. 333-70472 and 811-08664).

e. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

f. Form of the Fifth Third Perspective Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 12 filed on September 17, 2004 (File Nos. 333-70472 and 811-08664).

g. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 18 filed on September 2, 2005 (File Nos. 333-70472 and 811-08664).

h. Form of the Fifth Third Perspective Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 18 filed on September 2, 2005 (File Nos. 333-70472 and 811-08664).

i. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 32 filed on December 21, 2006 (File Nos.
             333-70472 and 811-08664).

j. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 32 filed on December 21, 2006 (File Nos.
             333-70472 and 811-08664).

k. Form of the Fifth Third Perspective Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 33 filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

l. Form of the Fifth Third Perspective Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 33 filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

m. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

n. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 36 filed on April 25, 2007 (File Nos. 333-70472 and 811-08664).

o. Form of the Fifth Third Perspective Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 37 filed on April 25, 2007 (File Nos. 333-70472 and 811-08664).

p. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 44 filed on November 28, 2007 (File Nos. 333-70472 and 811-08664).

6.a. Articles of Incorporation of Depositor, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on
             April 30, 1996 (File Nos. 033-82080 and 811-08664).

b. By-laws of Depositor, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

7.a. Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 7 filed on August 11, 2003 (File Nos. 333-70472 and 811-08664).

b. Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 7 filed on August 11, 2003 (File Nos. 333-70472 and 811-08664).

c. Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 8 filed on December 15, 2003 (File Nos. 033-82080 and 811-08664).

d. Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11 filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

e. Variable Annuity Guaranteed Minimum Income Benefit Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

f. Amendment No. 3 to the Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 32 filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

g. Amendment No. 4 to the March 1, 2005 Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

h. Amendment No. 10 to the January 1, 2002 Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34 filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

8.           Not Applicable

9.           Opinion and Consent of Counsel, attached hereto.

10. Consent of Independent Registered Public Accounting Firm, attached hereto.

11.          Not Applicable

12.          Not Applicable

Item 25.       Directors and Officers of the Depositor


Name and Principal Business Address                    Positions and Offices with Depositor

Richard D. Ash                                         Vice President
1 Corporate Way
Lansing, MI 48951

John B. Banez                                          Vice President
1 Corporate Way
Lansing, MI 48951

James P. Binder                                        Senior Vice President & Treasurer
1 Corporate Way
Lansing, MI 48951

John H. Brown                                          Vice President
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark                                      Vice President
1 Corporate Way
Lansing, MI 48951

Marianne Clone                                         Vice President
1 Corporate Way
Lansing, MI 48951

James B. Croom                                         Vice President & Deputy General Counsel
1 Corporate Way
Lansing, MI 48951

Lisa C. Drake                                          Senior Vice President & Chief Actuary
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves                                    Vice President
1 Corporate Way
Lansing, MI 48951

Robert A. Fritts                                       Senior Vice President & Controller
1 Corporate Way
Lansing, MI 48951

James D. Garrison                                      Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley                                       Vice President & Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Cliff S. Hale, M.D.                                    Vice President
1 Corporate Way
Lansing, MI 48951

Andrew B. Hopping                                      Executive Vice President, Chief Financial Officer
1 Corporate Way                                        & Director
Lansing, MI 48951

Stephen A. Hrapkiewicz, Jr.                            Senior Vice President
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                                       Executive Vice President & Chief Distribution Officer
7601 Technology Way
Denver, CO 80237

Everett W. Kunzelman                                   Vice President
1 Corporate Way
Lansing, MI 48951

Lynn W. Lopes                                          Vice President
1 Corporate Way
Lansing, MI 48951

Clark P. Manning, Jr.                                  President & Chief Executive Officer & Director
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer                                        Senior Vice President, General Counsel & Secretary
1 Corporate Way
Lansing, MI 48951

Dean M. Miller                                         Vice President
1 Corporate Way
Lansing, MI 48951

Keith R. Moore                                         Vice President
1 Corporate Way
Lansing, MI 48951

Jacky Morin                                            Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers                                          Senior Vice President
1 Corporate Way
Lansing, MI 48951

J. George Napoles                                      Executive Vice President & Chief Administration
1 Corporate Way                                        Officer
Lansing, MI 48951

Mark D. Nerud                                          Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Russell E. Peck                                        Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn                                     Vice President
1 Corporate Way
Lansing, Michigan 48951

James B. Quinn                                         Vice President
1 Corporate Way
Lansing, MI 48951

William R. Schulz                                      Vice President
1 Corporate Way
Lansing, MI 48951

Kathleen M. Smith                                      Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang                                      Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha                                         Executive Vice President & Director
1 Corporate Way
Lansing, MI 48951

Eamon J. Twomey                                        Vice President
1 Corporate Way
Lansing, MI 48951

Robert M. Tucker, Jr.                                  Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Wells                                       Chief Operating Officer & Director
401 Wilshire Boulevard
Suite 1200
Santa Monica, CA 90401

Item 26.       Persons Controlled by or Under Common Control with the Depositor or Registrant.

Company                      State of Organization      Control/Ownership          Business Principal

Alcona Funding LLC           Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Berrien Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Brooke GP                    Delaware                   99% Brooke (Holdco 1)      Holding Company
                                                        Inc.                       Activities

                                                        1% Brooke (Holdco 2)
                                                        Inc.

Brooke LLC                   Delaware                   77% Prudential (US         Holding Company
                                                        Holdco 2) Limited          Activities

                                                        33% Brooke (Jersey)
                                                        Limited

Brooke (Holdco 1) Inc.       Delaware                   100% Prudential (US        Holding Company
                                                        Holdco 3) BV               Activities

Brooke (Holdco 2) Inc.       Delaware                   100% Brooke (Holdco 1)     Holding Company
                                                        Inc.                       Activities

Brooke Holdings LLC          Delaware                   100% Nicole Finance        Holding Company
                                                        Inc.                       Activities

Brooke Holdings (UK)         United Kingdom             100% Brooke GP             Holding Company
Limited                                                                            Activities

Brooke Investment, Inc.      Delaware                   100% Brooke Holdings       Investment Related
                                                        LLC                        Company

Brooke Life Insurance        Michigan                   100% Brooke Holdings       Life Insurance
Company                                                 LLC

Brooke (Jersey) Limited      United Kingdom             100% Prudential (US        Holding Company
                                                        Holdco 2) Limited          Activities

Calhoun Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Crescent Telephone           Delaware                   100% Jackson National      Telecommunications
                                                        Life Insurance Company

Curian Capital, LLC          Michigan                   100% Jackson National      Registered Investment
                                                        Life Insurance Company     Advisor

Curian Clearing LLC          Michigan                   100% Jackson National      Broker/Dealer
(formerly, BH Clearing                                  Life Insurance Company
LLC)

Equestrian Pointe            Illinois                   100% Jackson National      Real Estate
Investors, L.L.C.                                       Life Insurance Company

GCI Holding Corporation      Delaware                   75.8% Jackson National     Holding Company
                                                        Life Insurance Company     Activities

Hermitage Management, LLC    Michigan                   100% Jackson National      Advertising Agency
                                                        Life Insurance Company

Holborn Delaware LLC         Delaware                   100% Prudential Four       Holding Company
                                                        Limited                    Activities

IFC Holdings, Inc.           Delaware                   100% National Planning     Broker/Dealer and
d/b/a INVEST Financial                                  Holdings Inc.              Investment Adviser
Corporation

Investment Centers of        North Dakota               100% IFC Holdings, Inc.    Broker/Dealer and
America, Inc.                                                                      Investment Adviser

JNL Investors Series Trust   Massachusetts              100% Jackson National      Investment Company
                                                        Life Insurance Company

Jackson National Asset       Michigan                   100% Jackson National      Investment Adviser and
Management, LLC                                         Life Insurance Company     Transfer Agent

Jackson National Life        Bermuda                    100% Jackson National      Life Insurance
(Bermuda) Ltd.                                          Life Insurance Company

Jackson National Life        Delaware                   100% Jackson National      Advertising/Marketing
Distributors LLC                                        Life Insurance Company     Corporation and
                                                                                   Broker/Dealer

Jackson National Life        New York                   100% Jackson National      Life Insurance
Insurance Company                                       Life Insurance Company
of New York

JNLI LLC                     Delaware                   100% Jackson National      Tuscany Notes
                                                        Life Insurance Company

JNL Series Trust             Massachusetts              Common Law Trust with      Investment Company
                                                        contractual association
                                                        with Jackson National
                                                        Life Insurance Company
                                                        of New York

JNL Southeast Agency LLC     Michigan                   100% Jackson National      Insurance Agency
                                                        Life Insurance Company

JNL Variable Fund LLC        Delaware                   100% Jackson National      Investment Company
                                                        Separate Account - I

JNLNY Variable Fund I LLC    Delaware                   100% JNLNY Separate        Investment Company
                                                        Account I

Meadows NRH Associates,      Texas                      100% Meadows NRH, Inc.     Real Estate
L.P.

Meadows NRH, Inc.            Texas                      100% Jackson National      Real Estate
                                                        Life Insurance Company

National Planning            Delaware                   100% National Planning     Broker/Dealer and
Corporation                                             Holdings, Inc.             Investment Adviser

National Planning            Delaware                   100% Brooke Holdings       Holding Company
Holdings, Inc.                                          LLC                        Activities

Nicole Finance Inc.          Delaware                   100% Brooke GP             Holding Company
                                                                                   Activities

PGDS (US One) LLC            Delaware                   100% Jackson National      Holding Company
                                                        Life Insurance             Activities


PGDS (US Two) LLC            Delaware                   100% PGDS (US One) LLC     Holding Company
                                                                                   Activities

Piedmont Funding LLC         Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

PPM Holdings, Inc.           Delaware                   100% Brooke Holdings       Holding Company
                                                        LLC                        Activities

Prudential plc               United Kingdom             Publicly Traded            Financial Institution

Prudential Corporation       United Kingdom             100% Prudential Holdings   Holding Company
Holdings, Limited                                       Limited                    Activities

Prudential Holdings          Scotland                   100% Prudential plc        Holding Company
Limited                                                                            Activities

Prudential One Limited       United Kingdom             100% Prudential            Holding Company
                                                        Corporations Holdings,     Activities
                                                        Limited

Prudential Two Limited       United Kingdom             100% Prudential One        Holding Company
                                                        Limited                    Activities

Prudential Three Limited     United Kingdom             100% Prudential One        Holding Company
                                                        Limited                    Activities

Prudential Four Limited      United Kingdom             80% Prudential One         Holding Company
                                                        Limited, 10% Prudential    Activities
                                                        Two Limited, 10%
                                                        Prudential Three Limited

Prudential (US Holdco 1) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 1) Limited          Activities

Prudential (US Holdco 2) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 1) BV               Activities

Prudential (US Holdco 3) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 2) BV               Activities

Prudential (US Holdco 1)     United Kingdom             100% Brooke LLC            Holding Company
Limited                                                                            Activities

Prudential (US Holdco 2)     Gibraltar                  100% Holborn Delaware      Holding Company
Limited                                                 LLC                        Activities

SII Investments, Inc.        Wisconsin                  100% National Planning     Broker/Dealer and
                                                        Holdings, Inc.             Investment Adviser


Item 27.   Number of Contract Owners as of September 24, 2007

           Qualified - 114,893
           Non-Qualified - 84,014

Item 28.         Indemnification

Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.         Principal Underwriter

       (a) Jackson National Life Distributors LLC acts as general distributor for the Jackson National Separate Account - I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, and the JNLNY Separate Account IV.

       (b)        Directors and Officers of Jackson National Life Distributors
                  LLC:


Name and Business Address                               Positions and Offices with Underwriter

Michael A. Wells                                        Director
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                                       Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                                        Director, President and Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Nikhil Advani                                           Vice President
7601 Technology Way
Denver, CO 80237

Stephen M. Ash                                          Vice President
7601 Technology Way
Denver, CO 80237

Pamela Aurbach                                          Vice President
7601 Technology Way
Denver, CO 80237

Janice Blanchard                                        Vice President
7601 Technology Way
Denver, CO 80237

James Bossert                                           Senior Vice President
7601 Technology Way
Denver, CO 80237

William Britt                                           Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen                                             Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                                            Executive Vice President
7601 Technology Way
Denver, CO 80237

Maura Collins                                           Vice President
7601 Technology Way
Denver, CO 80237

Robert DiNardo                                          Vice President
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald                                         Divisional Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley                                        Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                                              Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant                                             Vice President
7601 Technology Way
Denver, CO 80237

Bonnie Howe                                             Vice President and Deputy General Counsel
7601 Technology Way
Denver, CO 80237

Thomas Hurley                                           Senior Vice President
7601 Technology Way
Denver, CO 80237

Steve Johnson                                           Regional Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones                                              Vice President
7601 Technology Way
Denver, CO 80237

Steve Kluever                                           Senior Vice President
7601 Technology Way
Denver, CO 80237

Brian Lane                                              Vice President
7601 Technology Way
Denver, CO 80237

James Livingston                                        Executive Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli                                           Vice President
7601 Technology Way
Denver, CO 80237

James McCorkle                                          Vice President
7601 Technology Way
Denver, CO 80237

Brooke Meyer                                            Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer                                         Director and Secretary
1 Corporate Way
Lansing, MI 48951

Megan Meyers                                            Regional Vice President
7601 Technology Way
Denver, CO 80237

Jack Mishler                                            Senior Vice President
7601 Technology Way
Denver, CO 80237

Kenneth Naes                                            Vice President
7601 Technology Way
Denver, CO 80237

Steve Papa                                              Regional Vice President
7601 Technology Way
Denver, CO 80237

Peter Radloff                                           Vice President
7601 Technology Way
Denver, CO 80237

Justin Rafferty                                         Vice President
7601 Technology Way
Denver, CO 80237

Gregory B. Salsbury                                     Executive Vice President
7601 Technology Way
Denver, CO 80237

Marilyn Scherer                                         Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield                                      Vice President
7601 Technology Way
Denver, CO 80237

Jennifer Seamount                                       Vice President
7601 Technology Way
Denver, CO 80237

David Sprague                                           Divisional Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky                                     Senior Vice President
7601 Technology Way
Denver, CO 80237

Doug Townsend                                           Vice President and Controller and FinOp
7601 Technology Way
Denver, CO 80237

C. Ray Trueblood                                        Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright                                           Vice President and Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright                                             Vice President
7601 Technology Way
Denver, CO 80237

         (c)

Name of Principal       Net Underwriting      Compensation on      Brokerage             Compensation
Underwriter             Discounts and         Redemption or        Commissions
                        Commissions           Annuitization

Jackson National Life   Not Applicable        Not Applicable       Not Applicable        Not Applicable
Distributors LLC

Item. 30.        Location of Accounts and Records

         Jackson National Life Insurance Company
         1 Corporate Way
         Lansing, Michigan 48951

         Jackson National Life Insurance Company
         Institutional Marketing Group Service Center
         1 Corporate Way
         Lansing, Michigan 48951

         Jackson National Life Insurance Company
         7601 Technology Way
         Denver, Colorado 80237

         Jackson National Life Insurance Company
         225 West Wacker Drive, Suite 1200
         Chicago, IL  60606

Item. 31.        Management Services

         Not Applicable

Item. 32.        Undertakings and Representations

       a. Jackson National Life Insurance Company hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

       b. Jackson National Life Insurance Company hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       c. Jackson National Life Insurance Company hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

       d. Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

       e. The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment and has caused this post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 28th day of November, 2007.

Jackson National Separate Account - I
(Registrant)

Jackson National Life Insurance Company


By: THOMAS J. MEYER
    -------------------
    Thomas J. Meyer
    Senior Vice President, Secretary,
    and General Counsel

Jackson National Life Insurance Company
(Depositor)


By: THOMAS J. MEYER
    -------------------
    Thomas J. Meyer
    Senior Vice President, Secretary,
    and General Counsel

         As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

THOMAS J. MEYER*                                       November 28, 2007
-------------------                                    -----------------
Clark P. Manning, Jr., President, Chief
Executive Officer and Director

THOMAS J. MEYER*                                       November 28, 2007
-------------------                                    -----------------
Michael A. Wells, Director

THOMAS J. MEYER*                                       November 28, 2007
-------------------                                    -----------------
Andrew B. Hopping, Executive Vice President -
Chief Financial Officer and Director

THOMAS J. MEYER*                                       November 28, 2007
-------------------                                    -----------------
Robert A. Fritts, Senior Vice President
and Controller

THOMAS J. MEYER*                                       November 28, 2007
-------------------                                    -----------------
James R. Sopha, Executive Vice President and Director

* Thomas J. Meyer, Senior Vice President,
Secretary, General Counsel and Attorney-in-Fact


                                POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoint Clark P. Manning, Jr., Andrew
B. Hopping, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee, and Anthony L. Dowling (each with power to act without the others) his attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNL Separate Account - I (033-82080, 333-70472, 333-73850, 333-118368, 333-119656, 333-132128
and 333-136472), JNL Separate Account III (333-41153), JNL Separate Account IV (333-108433 and 333-118131), and JNL Separate Account V (333-70697), as well as any future separate accounts the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

         IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney as of the 2nd day of January, 2007.

CLARK P. MANNING, JR.
--------------------------------------
Clark P. Manning, Jr., President, Chief
Executive Officer and Director

MICHAEL A. WELLS
--------------------------------------
Michael A. Wells, Chief Operating Officer and Director

ANDREW B. HOPPING
--------------------------------------
Andrew B. Hopping, Executive Vice President,
Chief Financial Officer and Director

ROBERT A. FRITTS
--------------------------------------
Robert A. Fritts, Senior Vice President and
Controller

JAMES R. SOPHA
--------------------------------------
James R. Sopha, Executive Vice President, and Director


                                  EXHIBIT LIST

Exhibit No.  Description


9.           Opinion and Consent of Counsel, attached hereto as EX-9.

10. Consent of Independent Registered Public Accounting Firm, attached hereto as EX-10.